SEGMENT REPORTING - Sales by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Sales	$ 53,270	$ 70,615	$ 76,033
Total Americas
Disclosure of geographical areas [line items]
Sales	20,182	27,286	29,068
United States
Disclosure of geographical areas [line items]
Sales	9,991	15,238	16,271
Brazil
Disclosure of geographical areas [line items]
Sales	4,396	5,094	4,982
Canada
Disclosure of geographical areas [line items]
Sales	2,537	3,004	3,563
Mexico
Disclosure of geographical areas [line items]
Sales	1,707	1,941	1,970
Argentina
Disclosure of geographical areas [line items]
Sales	679	814	960
Others
Disclosure of geographical areas [line items]
Sales	872	1,195	1,322
Total Europe
Disclosure of geographical areas [line items]
Sales	26,305	35,368	38,263
Germany
Disclosure of geographical areas [line items]
Sales	4,200	5,694	6,757
Poland
Disclosure of geographical areas [line items]
Sales	3,231	3,957	4,518
France
Disclosure of geographical areas [line items]
Sales	3,115	4,114	4,431
Spain
Disclosure of geographical areas [line items]
Sales	2,817	3,855	4,265
Italy
Disclosure of geographical areas [line items]
Sales	3,195	4,317	3,333
Czech Republic
Disclosure of geographical areas [line items]
Sales	752	1,244	1,782
Turkey
Disclosure of geographical areas [line items]
Sales	1,075	1,499	1,683
United Kingdom
Disclosure of geographical areas [line items]
Sales	966	1,434	1,471
Belgium
Disclosure of geographical areas [line items]
Sales	1,274	1,617	1,309
Netherlands
Disclosure of geographical areas [line items]
Sales	878	1,142	1,209
Russia
Disclosure of geographical areas [line items]
Sales	804	876	1,144
Romania
Disclosure of geographical areas [line items]
Sales	335	720	708
Ukraine
Disclosure of geographical areas [line items]
Sales	515	540	635
Others
Disclosure of geographical areas [line items]
Sales	3,148	4,359	5,018
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	6,783	7,961	8,702
South Africa
Disclosure of geographical areas [line items]
Sales	1,366	2,260	2,742
Morocco
Disclosure of geographical areas [line items]
Sales	492	583	628
Egypt
Disclosure of geographical areas [line items]
Sales	103	309	206
Rest of Africa
Disclosure of geographical areas [line items]
Sales	619	1,278	1,257
China
Disclosure of geographical areas [line items]
Sales	1,622	676	608
Kazakhstan
Disclosure of geographical areas [line items]
Sales	425	470	496
South Korea
Disclosure of geographical areas [line items]
Sales	331	380	365
India
Disclosure of geographical areas [line items]
Sales	142	95	92
Rest of Asia
Disclosure of geographical areas [line items]
Sales	1,683	1,910	2,308
Luxembourg
Disclosure of geographical areas [line items]
Sales	$ 114	$ 151	$ 162